Acquisitions and disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill			€ 20,330	€ 18,942
Total consideration			€ 2,117	6,337
Proportion of ownership interest in subsidiary			100.00%
Total Acquisitions
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets			€ 1,744
Other non-current assets			8
Trade and other receivables			21
Other current assets			83
Non-current liabilities			(428)
Current liabilities			(56)
Net assets acquired			1,372	3,857	€ 771
Non-controlling interest			(14)	(27)	(25)
Goodwill			759	2,507	421
Total consideration			2,117	6,337	€ 1,167
Consideration paid			2,088
Deferred consideration			29
Paula's Choice acquisition
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets			1,584
Other non-current assets			4
Trade and other receivables			15
Other current assets			48
Non-current liabilities			(385)
Current liabilities			(43)
Net assets acquired			1,223
Non-controlling interest			0
Goodwill			609
Total consideration			1,832
Consideration paid			1,818
Deferred consideration			14
Inventory recognised as of acquisition date			29
Business combination cash acquired			17
Business combination deferred tax liabilities acquired			384
Trade and other payables recognised as of acquisition date			36
Other acquisitions
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets			160
Other non-current assets			4
Trade and other receivables			6
Other current assets			35
Non-current liabilities			(43)
Current liabilities			(13)
Net assets acquired			149
Non-controlling interest			(14)
Goodwill			150
Total consideration			285
Consideration paid			270
Deferred consideration			15
Onnit
Disclosure of Detailed Information about Business Combination [Line Items]
Inventory recognised as of acquisition date			13
Business combination cash acquired			€ 14
Horlicks
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets				3,345
Goodwill				2,090
Total consideration				5,294
Business combination deferred tax liabilities acquired				746
Proportion of ownership interest in subsidiary	61.90%	67.20%
Business combination equity shares issued for consideration				€ 4,845